Intangible Assets - Summary of carrying amount of goodwill (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Display CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	9.10%	9.30%
Post-tax discount rate	7.20%	7.60%
Terminal growth rate	1.00%	1.00%
Display (Large OLED) CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate		9.50%
Post-tax discount rate		7.60%
Terminal growth rate		1.00%
Display (AD PO) CGU [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate		9.90%
Post-tax discount rate		7.60%
Terminal growth rate		0.00%